Federated Hermes Total Return Bond Fund
Portfolio of Investments
August 31, 2022 (unaudited)
Principal Amount, Shares or Contracts		Value in U.S. Dollars
	U.S. TREASURIES—42.4%
	U.S. Treasury Bonds—7.6%
$ 4,845,000	United States Treasury Bond, 2.250%, 8/15/2049	$ 3,870,701
13,420,000	United States Treasury Bond, 2.375%, 11/15/2049	11,029,562
215,000	United States Treasury Bond, 2.500%, 2/15/2045	177,173
250,000	United States Treasury Bond, 2.500%, 2/15/2046	205,469
350,000	United States Treasury Bond, 2.500%, 5/15/2046	287,547
9,000,000	United States Treasury Bond, 2.750%, 11/15/2047	7,813,125
9,000,000	United States Treasury Bond, 2.875%, 5/15/2043	7,995,937
2,380,000	United States Treasury Bond, 2.875%, 8/15/2045	2,098,491
10,400,000	United States Treasury Bond, 2.875%, 5/15/2049	9,434,750
2,000,000	United States Treasury Bond, 3.000%, 5/15/2042	1,832,500
800,000	United States Treasury Bond, 3.000%, 11/15/2045	721,750
2,000,000	United States Treasury Bond, 3.000%, 2/15/2047	1,809,688
750,000	United States Treasury Bond, 3.000%, 5/15/2047	679,688
850,000	United States Treasury Bond, 3.000%, 8/15/2048	780,805
667,500,000	United States Treasury Bond, 3.000%, 8/15/2052	630,683,236
950,000	United States Treasury Bond, 3.125%, 8/15/2044	876,078
3,215,000	United States Treasury Bond, 3.125%, 5/15/2048	3,017,579
74,900,000	United States Treasury Bond, 3.375%, 8/15/2042	72,910,469
2,885,000	United States Treasury Bond, 3.750%, 8/15/2041	2,969,296
3,100,000	United States Treasury Bond, 4.500%, 2/15/2036	3,567,422
5,000,000	United States Treasury Bond, 5.250%, 11/15/2028	5,517,188
4,000,000	United States Treasury Bond, 7.125%, 2/15/2023	4,068,281
	TOTAL	772,346,735
	U.S. Treasury Notes—34.8%
314,442	U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	285,750
27,725,000	United States Treasury Note, 0.125%, 8/31/2023	26,799,029
6,000,000	United States Treasury Note, 0.250%, 7/31/2025	5,462,344
9,200,000	United States Treasury Note, 0.250%, 8/31/2025	8,351,875
265,000	United States Treasury Note, 0.250%, 9/30/2025	240,073
6,540,000	United States Treasury Note, 0.375%, 9/15/2024	6,141,469
11,000,000	United States Treasury Note, 0.375%, 11/30/2025	9,948,984
12,000,000	United States Treasury Note, 0.375%, 7/31/2027	10,400,626
10,410,000	United States Treasury Note, 0.375%, 9/30/2027	8,969,679
5,400,000	United States Treasury Note, 0.500%, 4/30/2027	4,733,859
1,500,000	United States Treasury Note, 0.500%, 10/31/2027	1,298,086
22,200,000	United States Treasury Note, 0.750%, 3/31/2026	20,167,312
8,200,000	United States Treasury Note, 0.750%, 4/30/2026	7,436,375
19,000,000	United States Treasury Note, 0.875%, 1/31/2024	18,308,282
7,090,000	United States Treasury Note, 0.875%, 9/30/2026	6,402,602
11,350,000	United States Treasury Note, 0.875%, 11/15/2030	9,477,250
11,490,000	United States Treasury Note, 1.000%, 12/15/2024	10,865,231
72,420,000	United States Treasury Note, 1.125%, 1/15/2025	68,527,425
700,000	United States Treasury Note, 1.125%, 2/28/2027	634,758
1,000,000	United States Treasury Note, 1.125%, 2/29/2028	888,203
26,820,000	United States Treasury Note, 1.250%, 11/30/2026	24,531,919

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$ 11,000,000		United States Treasury Note, 1.250%, 3/31/2028	$ 9,818,359
9,000,000		United States Treasury Note, 1.250%, 4/30/2028	8,019,140
50,000,000		United States Treasury Note, 1.500%, 2/29/2024	48,554,690
67,000,000		United States Treasury Note, 1.500%, 1/31/2027	61,807,500
270,000		United States Treasury Note, 1.625%, 5/15/2026	252,956
21,650,000	[1]	United States Treasury Note, 1.750%, 12/31/2026	20,229,219
69,063,000		United States Treasury Note, 1.875%, 2/28/2027	64,757,357
6,180,000		United States Treasury Note, 2.000%, 4/30/2024	6,033,467
1,300,000		United States Treasury Note, 2.125%, 9/30/2024	1,265,266
1,300,000		United States Treasury Note, 2.250%, 11/15/2025	1,250,641
180,000		United States Treasury Note, 2.375%, 5/15/2027	172,055
23,300,000		United States Treasury Note, 2.375%, 3/31/2029	21,960,250
100,000		United States Treasury Note, 2.375%, 5/15/2029	94,227
1,205,000		United States Treasury Note, 2.500%, 5/15/2024	1,185,325
204,595,000		United States Treasury Note, 2.500%, 3/31/2027	196,986,623
196,678,000		United States Treasury Note, 2.625%, 4/15/2025	192,375,669
190,155,000		United States Treasury Note, 2.625%, 5/31/2027	184,093,809
130,000		United States Treasury Note, 2.625%, 2/15/2029	124,597
119,500,000		United States Treasury Note, 2.625%, 7/31/2029	114,495,937
51,000,000		United States Treasury Note, 2.750%, 5/15/2025	50,007,892
258,880,000		United States Treasury Note, 2.750%, 4/30/2027	251,902,381
109,500,000		United States Treasury Note, 2.750%, 7/31/2027	106,522,969
4,800,000		United States Treasury Note, 2.750%, 2/15/2028	4,649,625
81,000,000		United States Treasury Note, 2.750%, 5/31/2029	78,120,701
455,000		United States Treasury Note, 2.875%, 5/15/2028	443,092
980,000		United States Treasury Note, 2.875%, 8/15/2028	953,433
90,000,000		United States Treasury Note, 2.875%, 4/30/2029	87,475,779
1,344,300,000		United States Treasury Note, 2.875%, 5/15/2032	1,309,012,125
238,650,000		United States Treasury Note, 3.000%, 7/15/2025	235,424,502
150,000,000		United States Treasury Note, 3.125%, 8/15/2025	148,453,125
84,695,000		United States Treasury Note, 3.125%, 8/31/2027	83,914,222
400,000		United States Treasury Note, 3.125%, 11/15/2028	394,719
		TOTAL	3,540,622,783
		TOTAL U.S. TREASURIES (IDENTIFIED COST $4,437,334,940)	4,312,969,518
		CORPORATE BONDS—19.8%
		Basic Industry - Chemicals—0.1%
395,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	394,572
7,955,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	7,254,717
		TOTAL	7,649,289
		Basic Industry - Metals & Mining—0.2%
8,285,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	6,840,883
3,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	3,466,262
6,285,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	5,575,632
3,115,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	2,088,252
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	2,198,537
2,180,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	2,466,201
		TOTAL	22,635,767
		Capital Goods - Aerospace & Defense—0.7%
7,250,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	6,912,871

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—continued
$ 4,845,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	$ 3,438,900
3,065,000	[2]	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	2,780,256
9,035,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	7,775,769
2,425,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,687,593
5,875,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	5,886,975
5,900,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	5,918,962
2,940,000		General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	2,652,198
4,360,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	4,296,214
6,490,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	6,038,469
2,900,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	2,838,914
3,000,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	2,933,058
8,370,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	7,739,330
3,650,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	3,622,125
1,820,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 4.640% (3-month USLIBOR +1.735%), 2/15/2042	1,387,763
1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,777,231
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	3,011,832
		TOTAL	70,698,460
		Capital Goods - Building Materials—0.1%
4,940,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	4,813,411
5,270,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	4,880,480
		TOTAL	9,693,891
		Capital Goods - Construction Machinery—0.1%
69,000		Caterpillar, Inc., Deb., 5.300%, 9/15/2035	74,700
295,000		Caterpillar, Inc., Sr. Unsecd. Note, 3.250%, 9/19/2049	243,095
3,910,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	3,808,208
510,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.150%, 9/8/2022	509,949
9,875,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	9,529,842
		TOTAL	14,165,794
		Capital Goods - Diversified Manufacturing—0.3%
4,388,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	4,154,051
78,000		General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	88,393
350,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOT2, 5.500%, 3/15/2023	351,243
2,555,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	2,398,385
2,680,000	[2]	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	2,091,835
4,200,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	3,600,867
2,835,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	2,500,987
1,500,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	1,475,471
1,645,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	1,509,997
6,180,000	[2]	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	5,878,628
8,000,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	6,165,200
5,275,000		Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	4,395,343
		TOTAL	34,610,400
		Capital Goods - Packaging—0.1%
5,830,000		WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	5,618,276
		Communications - Cable & Satellite—0.3%
175,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	173,466
8,695,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	5,900,565
2,460,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	1,704,635
3,570,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	3,449,649

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—continued
$ 4,300,000		Comcast Corp., Sr. Unsecd. Note, 3.375%, 2/15/2025	$ 4,244,755
910,000		Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	718,902
2,325,000		Comcast Corp., Sr. Unsecd. Note, 3.750%, 4/1/2040	2,020,924
400,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	360,126
3,380,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	3,376,204
580,000		Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	560,462
3,000,000		Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	2,946,934
3,000,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	3,365,245
5,500,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	4,730,864
500,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.500%, 9/15/2042	378,582
135,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	138,285
		TOTAL	34,069,598
		Communications - Media & Entertainment—0.5%
10,000,000		Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	7,063,953
5,000,000		British Sky Broadcasting Group PLC, Sr. Unsecd. Note, 144A, 3.750%, 9/16/2024	4,970,288
1,600,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	1,509,298
6,394,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 3/18/2025	6,704,577
6,540,000		Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	6,368,816
5,005,000		Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	4,408,971
4,200,000		Paramount Global, Sr. Unsecd. Note, 4.900%, 8/15/2044	3,351,993
3,630,000		S&P Global, Inc., Sr. Unsecd. Note, 144A, 2.900%, 3/1/2032	3,222,923
7,570,000		Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	6,351,778
3,155,000		Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	2,659,316
		TOTAL	46,611,913
		Communications - Telecom Wireless—0.4%
4,980,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	4,417,761
3,990,000		American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	3,307,429
4,155,000		American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	2,901,614
4,925,000	[2]	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	3,503,034
6,700,000		Crown Castle, Inc., Sr. Unsecd. Note, 4.450%, 2/15/2026	6,671,839
7,000,000		T-Mobile USA, Inc., Series WI, 1.500%, 2/15/2026	6,307,328
4,175,000		T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	3,059,965
5,600,000		T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	5,179,936
4,005,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	3,992,505
4,000,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	3,276,956
		TOTAL	42,618,367
		Communications - Telecom Wirelines—0.7%
9,240,000		AT&T, Inc., Sr. Unsecd. Note, 0.900%, 3/25/2024	8,827,870
9,255,000		AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	8,452,662
3,693,000		AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	2,945,741
7,090,000		AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	5,595,860
4,035,000		AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	3,059,699
1,940,000		AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	1,474,294
2,100,000		AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	2,142,523
5,800,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	6,404,181
4,160,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	4,095,437
6,450,000		Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2042	5,708,664
8,500,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.450%, 3/20/2026	7,758,333
7,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	6,190,941
6,795,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	5,481,497

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$ 870,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	$ 741,565
4,590,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	3,988,489
1,122,000		Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 2.987%, 10/30/2056	755,620
		TOTAL	73,623,376
		Consumer Cyclical - Automotive—0.4%
11,845,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	10,546,834
1,985,000	[2]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	1,693,119
4,040,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	3,981,947
260,000		General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	228,956
7,675,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	7,903,821
2,790,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	2,804,379
410,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	407,036
4,745,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	4,708,699
10,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	9,992,011
2,700,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	2,692,750
		TOTAL	44,959,552
		Consumer Cyclical - Gaming—0.0%
250,000		GLP Capital LP / GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	245,988
		Consumer Cyclical - Leisure—0.1%
7,630,000		Magallanes, Inc., Sr. Unsecd. Note, 144A, 4.279%, 3/15/2032	6,654,111
6,735,000		Magallanes, Inc., Sr. Unsecd. Note, 144A, 5.050%, 3/15/2042	5,516,265
		TOTAL	12,170,376
		Consumer Cyclical - Retailers—0.6%
2,500,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	2,143,989
7,685,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	6,920,744
8,850,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	6,631,372
2,745,000		AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	2,354,104
3,730,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	3,496,859
475,000		AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	468,008
2,480,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	2,226,742
212,466		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	213,427
1,200,000		CVS Health Corp., Sr. Unsecd. Note, 2.700%, 8/21/2040	868,484
8,500,000		CVS Health Corp., Sr. Unsecd. Note, 3.375%, 8/12/2024	8,414,048
74,000		CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	74,198
3,815,000		CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	3,631,773
1,745,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,683,321
1,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,691,335
4,205,000		Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	3,791,134
2,300,000		Home Depot, Inc., Sr. Unsecd. Note, 2.800%, 9/14/2027	2,186,797
12,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2024	12,034,064
		TOTAL	58,830,399
		Consumer Cyclical - Services—0.3%
8,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.875%, 5/12/2041	6,393,581
5,130,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	4,956,496
5,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	4,698,938
165,000		Booking Holdings, Inc., Sr. Unsecd. Note, 2.750%, 3/15/2023	164,726
2,100,000		Boston University, Sr. Unsecd. Note, Series MTNA, 7.625%, 7/15/2097	2,372,106
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	2,434,117
2,920,000		Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	2,791,834
3,300,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	3,227,183

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Cyclical - Services—continued
$ 350,000	Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	$ 347,344
	TOTAL	27,386,325
	Consumer Non-Cyclical - Food/Beverage—1.0%
870,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	842,782
1,390,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	1,322,153
6,960,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	6,198,732
3,000,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2050	2,725,141
3,030,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	2,753,139
3,375,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	3,102,922
9,000,000	Coca-Cola Company, Sr. Unsecd. Note, 2.125%, 9/6/2029	8,030,105
5,100,000	Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	4,500,913
2,805,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	2,211,658
6,164,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	5,573,797
1,190,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	947,792
5,140,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	5,105,075
2,575,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	2,146,765
4,160,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	3,962,853
2,937,000	General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	2,147,712
3,250,000	Grupo Bimbo S.A.B. de C.V., Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	3,215,102
2,810,000	Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	2,553,455
6,840,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	5,866,424
2,500,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	2,050,511
4,765,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	4,278,085
750,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	755,642
4,560,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	3,880,512
5,000,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.600%, 6/1/2044	4,882,871
8,000,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	7,343,043
6,100,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 4/30/2025	5,967,167
150,000	Ralston Purina Co., Deb., 7.875%, 6/15/2025	164,791
200,000	Ralston Purina Co., Deb., 8.125%, 2/1/2023	201,798
2,980,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	2,304,606
3,885,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	3,171,144
6,300,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	5,583,598
	TOTAL	103,790,288
	Consumer Non-Cyclical - Health Care—0.5%
4,240,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	3,613,383
2,500,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	2,310,969
4,355,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	3,869,782
2,120,000	Becton Dickinson & Co., Sr. Unsecd. Note, 1.957%, 2/11/2031	1,729,522
1,690,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,675,904
1,595,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	1,320,261
7,220,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	4,992,101
2,520,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	2,272,221
1,000,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	809,936
7,590,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	5,219,432
7,000,000	HCA, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/15/2032	6,053,327
5,630,000	PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	5,248,426
2,035,000	Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	1,955,246
7,000,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	6,624,006
	TOTAL	47,694,516

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—1.0%
$ 4,128,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	$ 4,143,381
7,050,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	7,419,152
7,000,000		AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	6,606,758
7,000,000		AbbVie, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2035	6,725,971
7,000,000		AbbVie, Inc., Sr. Unsecd. Note, 4.700%, 5/14/2045	6,530,853
2,000,000		Amgen, Inc., Sr. Unsecd. Note, 3.625%, 5/22/2024	1,991,647
375,000		Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	338,030
1,975,000		AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	1,622,054
3,025,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	1,976,305
5,500,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	5,306,349
7,000,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	6,734,415
7,000,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.400%, 7/15/2044	5,711,265
2,500,000		Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	2,045,515
8,625,000		Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	5,893,118
5,140,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	4,680,033
7,100,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.900%, 2/20/2028	7,054,051
260,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	244,005
2,400,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	2,269,224
500,000		Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	464,710
1,000,000		Johnson & Johnson, Sr. Unsecd. Note, 5.950%, 8/15/2037	1,170,234
12,652,000		Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	8,517,869
5,370,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	4,496,878
8,715,000		Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	6,418,181
		TOTAL	98,359,998
		Consumer Non-Cyclical - Products—0.0%
2,390,000		Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	2,312,025
		Consumer Non-Cyclical - Tobacco—0.2%
5,575,000		Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	3,637,547
3,490,000		BAT Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	3,383,268
3,835,000		BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	3,417,311
3,000,000	[2]	Philip Morris International, Inc., Sr. Unsecd. Note, 0.875%, 5/1/2026	2,668,305
3,770,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	3,039,003
1,960,000		Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	1,476,446
3,950,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	3,343,957
		TOTAL	20,965,837
		Energy - Independent—0.2%
2,730,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	2,543,463
7,000,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.900%, 2/1/2025	6,890,408
6,920,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	6,689,587
7,000,000		Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	6,801,035
610,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.750%, 8/1/2037	716,911
		TOTAL	23,641,404
		Energy - Integrated—0.3%
3,990,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	2,918,800
1,985,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	1,922,663
100,000		BP PLC, Deb., 8.750%, 3/1/2032	125,081
9,775,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	9,638,807
6,770,000		Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	5,399,234
4,030,000		CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	4,436,536
3,175,000		ConocoPhillips Co., Sr. Unsecd. Note, 144A, 3.758%, 3/15/2042	2,788,457

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$ 205,000		ConocoPhillips, Company Guarantee, 6.500%, 2/1/2039	$ 241,218
450,000		Petro-Canada, Sr. Unsecd. Note, 6.800%, 5/15/2038	496,866
3,020,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	2,913,986
2,275,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	2,030,265
		TOTAL	32,911,913
		Energy - Midstream—0.7%
7,240,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	6,947,792
3,000,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	2,989,251
1,900,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	1,978,069
1,210,000		Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	1,106,445
3,715,000		Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	2,971,879
785,000		Energy Transfer Operating, Sr. Unsecd. Note, 5.500%, 6/1/2027	793,774
360,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	353,603
5,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	5,021,286
225,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	217,174
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	1,669,465
520,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	564,180
1,820,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 3.250%, 8/1/2050	1,272,289
320,000		MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	283,304
4,200,000		MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	3,538,201
7,000,000		MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	6,790,484
1,720,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	1,663,655
1,631,000		ONEOK, Inc., Sr. Unsecd. Note, 2.200%, 9/15/2025	1,513,144
6,390,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	5,513,613
8,340,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	7,497,200
4,710,000	[2]	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	4,582,622
3,850,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	3,842,325
225,000		Williams Partners LP, Sr. Unsecd. Note, 4.850%, 3/1/2048	203,220
5,775,000		Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	5,199,028
		TOTAL	66,512,003
		Energy - Oil Field Services—0.2%
7,000,000		Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	6,389,809
615,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	606,253
9,000,000		Schlumberger Investment SA, Sr. Unsecd. Note, 2.650%, 6/26/2030	7,944,586
		TOTAL	14,940,648
		Energy - Refining—0.2%
535,000		HF Sinclair Corp., Sr. Unsecd. Note, 144A, 5.875%, 4/1/2026	540,087
325,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	272,773
6,295,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	5,547,666
4,615,000		Phillips 66, Sr. Unsecd. Note, 0.900%, 2/15/2024	4,413,278
30,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	27,170
5,360,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	5,140,448
395,000		Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	387,813
3,020,000		Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	3,499,068
		TOTAL	19,828,303
		Financial Institution - Banking—3.8%
4,995,000		American Express Co., Sr. Unsecd. Note, 2.650%, 12/2/2022	4,988,879
355,000		American Express Co., Sr. Unsecd. Note, 3.000%, 10/30/2024	348,491
5,720,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	5,657,919
9,900,000		Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	8,099,505

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 2,185,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	$ 1,845,518
5,440,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	4,513,938
5,460,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	5,060,319
5,400,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	5,088,557
7,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	5,523,201
10,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.087%, 6/14/2029	8,508,714
10,235,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	8,898,819
1,622,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	1,625,192
3,500,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	3,466,624
560,000	Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	559,260
660,000	Bank of America Corp., Sub. Note, Series MTN, 4.450%, 3/3/2026	657,694
4,840,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	4,807,474
5,440,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	5,316,426
1,740,000	Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	1,595,729
480,000	Bank of New York Mellon, N.A., Sr. Unsecd. Note, 3.400%, 5/15/2024	477,693
2,100,000	Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,095,659
2,160,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	2,153,392
15,085,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	12,624,707
3,165,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,762,560
5,135,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	4,349,333
5,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	4,880,260
2,320,000	Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,275,029
5,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	4,790,109
345,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	336,565
8,100,000	Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	6,450,881
6,770,000	Comerica, Inc., 3.800%, 7/22/2026	6,606,582
5,480,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	5,423,271
6,040,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	6,004,269
3,280,000	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	3,024,373
14,145,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	13,994,237
5,010,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	5,014,963
5,815,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	4,601,872
10,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	8,579,585
12,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	11,534,881
6,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	5,677,446
4,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	3,747,741
5,150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series DMTN, 2.383%, 7/21/2032	4,172,341
500,000	HSBC Holdings PLC, Jr. Sub. Note, 6.375%, 9/30/2070	483,129
7,445,000	HSBC Holdings PLC, Sr. Unsecd. Note, 1.589%, 5/24/2027	6,488,172
5,000,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	4,868,754
4,450,000	HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	4,407,815
4,500,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	4,464,310
5,220,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	5,104,606
720,000	JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 4/1/2171	709,254
610,000	JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 2/1/2171	564,631
15,175,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.764%, 11/19/2031	11,950,116
3,990,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	3,165,734
15,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.522%, 4/22/2031	12,701,624
5,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	4,250,268
2,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.300%, 4/1/2026	1,938,602

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 410,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	$ 407,993
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	4,604,351
235,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	206,774
245,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.023%, 12/5/2024	244,004
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	3,992,919
635,000		Lloyds Banking Group PLC, Sub., 4.650%, 3/24/2026	620,073
2,550,000		M&T Bank Corp., Sr. Unsecd. Note, 3.550%, 7/26/2023	2,548,684
2,905,000		Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	2,590,655
2,270,000		Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	2,262,201
5,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	4,030,889
1,665,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	1,441,860
425,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	424,461
685,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	681,099
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	7,311,883
5,720,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	4,492,802
2,000,000	[3]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 8.000% (US CPI Urban Consumers YoY NSA +2.000%), 5/17/2023	2,052,009
5,000,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	4,848,567
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	6,293,341
500,000		Natwest Group PLC, Sub. Deb., 6.125%, 12/15/2022	502,632
160,000		Natwest Group PLC, Sub. Note, 6.000%, 12/19/2023	162,356
3,100,000		PNC Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	2,940,249
6,215,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.700%, 11/1/2022	6,212,096
3,245,000		PNC Financial Services Group, Sr. Unsecd. Note, 2.550%, 1/22/2030	2,848,676
40,457	[4]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	16,992
6,105,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	5,826,640
3,000,000		State Street Corp., Sr. Unsecd. Note, 3.550%, 8/18/2025	2,973,601
370,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	322,754
6,000,000		State Street Corp., Sub. Note, 2.200%, 3/3/2031	4,991,136
350,000		Truist Bank, Sub. Deb., Series BKNT, 2.636%, 9/17/2029	332,155
3,310,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	3,180,486
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, 4.000%, 5/1/2025	2,494,326
500,000		Truist Financial Corp., Sub. Note, 6.000%, 2/15/2026	527,157
6,180,000		US Bancorp, 4.967% (Secured Overnight Financing Rate +2.110%), 7/22/2033	6,098,218
7,835,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	6,271,492
265,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	260,305
10,825,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	9,702,211
8,240,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	7,234,672
12,650,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	11,943,090
6,050,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	5,959,777
435,000		Westpac Banking Corp., Sub., Series GMTN, 4.322%, 11/23/2031	414,266
		TOTAL	389,506,875
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
2,845,000		BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	2,374,487
2,645,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	3,033,192
2,810,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	2,745,921
3,265,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	3,154,633
5,240,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	4,748,363
3,580,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.250%, 7/18/2024	3,576,455
5,085,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	5,027,710
		TOTAL	24,660,761

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—0.1%
$ 4,000,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	$ 3,528,639
2,420,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	2,058,741
5,725,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	4,488,463
3,975,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	3,979,349
		TOTAL	14,055,192
		Financial Institution - Insurance - Life—0.7%
2,600,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,609,194
10,000,000		American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	9,084,076
3,600,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	4,486,536
2,650,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	2,631,846
4,968,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	6,663,004
330,000		MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	338,931
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	3,001,740
16,268,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	12,448,330
5,060,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	4,358,127
3,000,000	[2]	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	3,445,796
2,070,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	2,385,930
9,500,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	7,876,827
2,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	2,190,384
5,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.100%, 8/15/2043	4,677,490
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	2,209,152
1,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.625%, 12/1/2037	1,215,876
		TOTAL	69,623,239
		Financial Institution - Insurance - P&C—0.3%
1,000,000		Assured Guaranty US Holding, Inc., Sr. Unsecd. Note, 7.000%, 6/1/2034	1,114,407
30,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	27,964
5,175,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	4,132,639
3,700,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	3,678,115
4,350,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	4,258,795
1,000,000		Cincinnati Financial Corp., Sr. Unsecd. Note, 6.920%, 5/15/2028	1,102,110
7,895,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	7,402,625
2,500,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	2,760,758
6,600,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	8,987,648
335,000		Teachers Insurance & Annuity Association of America, Sub., 144A, 4.900%, 9/15/2044	325,032
		TOTAL	33,790,093
		Financial Institution - REIT - Apartment—0.3%
12,130,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	11,558,725
5,100,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	5,060,408
1,955,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	1,955,000
1,905,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	1,560,255
8,350,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	6,289,797
		TOTAL	26,424,185
		Financial Institution - REIT - Healthcare—0.3%
3,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	2,963,417
7,680,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	5,985,280
4,110,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	3,547,126
5,000,000		Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	4,718,175
3,650,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	3,543,435
6,155,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	5,179,647
		TOTAL	25,937,080

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—0.2%
$ 5,310,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	$ 4,000,583
2,220,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	2,168,974
2,500,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	2,489,996
5,330,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	5,203,287
1,180,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	1,018,153
4,810,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	3,671,908
	TOTAL	18,552,901
	Financial Institution - REIT - Other—0.1%
7,000,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	7,023,333
	Financial Institution - REIT - Retail—0.1%
3,390,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	2,907,377
8,810,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	8,266,044
3,330,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	3,205,142
	TOTAL	14,378,563
	Municipal Services—0.0%
1,395,000	Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	1,385,924
	Sovereign—0.0%
3,700,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	4,182,703
	Technology—1.4%
3,965,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	2,987,227
7,000,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	6,706,049
2,000,000	Apple, Inc., Sr. Unsecd. Note, 3.450%, 5/6/2024	1,997,947
555,000	Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	510,926
9,600,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	9,498,433
6,800,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	6,734,090
5,602,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	5,335,981
3,998,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	3,649,879
2,953,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	2,240,083
352,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	261,922
8,395,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	7,570,197
5,185,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	5,014,063
1,535,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	1,473,670
2,280,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	1,654,567
3,345,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.700%, 7/15/2027	3,339,233
785,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.625%, 7/15/2052	779,051
5,385,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	4,935,047
6,585,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	6,572,546
6,100,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	5,991,491
7,000,000	Meta Platforms, Inc., Sr. Unsecd. Note, 144A, 3.500%, 8/15/2027	6,785,269
7,000,000	Meta Platforms, Inc., Sr. Unsecd. Note, 144A, 3.850%, 8/15/2032	6,588,332
2,650,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	2,530,881
1,297,000	Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	923,302
2,857,000	Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	2,252,222
6,123,000	Microsoft Corp., Sr. Unsecd. Note, 3.041%, 3/17/2062	4,682,470
2,000,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	1,968,534
284,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	267,638
4,070,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	3,672,124
9,665,000	Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	8,255,811
5,000,000	Oracle Corp., Sr. Unsecd. Note, 6.500%, 4/15/2038	5,077,565
2,100,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	1,977,829

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Technology—continued
$ 1,650,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	$ 1,470,693
2,555,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	2,464,250
1,970,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	1,955,278
1,750,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,750,244
2,485,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	2,375,385
8,000,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	7,914,578
3,300,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	2,912,190
2,575,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	2,011,519
	TOTAL	145,088,516
	Technology Services—0.2%
4,360,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	3,852,421
10,340,000	Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	10,248,453
2,450,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	2,014,513
	TOTAL	16,115,387
	Transportation - Railroads—0.3%
1,570,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	1,425,390
2,725,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	2,313,773
4,000,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	3,890,265
1,470,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	1,159,703
3,925,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	3,905,461
3,660,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	3,463,915
3,590,000	Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	3,120,318
6,565,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	5,790,055
	TOTAL	25,068,880
	Transportation - Services—0.4%
10,625,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	8,882,815
6,395,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	4,863,478
7,135,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	6,985,310
7,000,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	6,464,952
8,000,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	7,970,643
	TOTAL	35,167,198
	Utility - Electric—1.9%
3,150,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	3,092,703
8,000,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	6,871,045
3,790,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	3,392,995
2,960,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	2,885,084
5,470,000	American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	5,301,085
535,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.250%, 3/1/2050	382,658
2,125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	2,120,904
3,835,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series M, 0.750%, 11/1/2023	3,690,525
5,045,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	4,190,535
1,600,000	Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	1,523,256
2,590,000	Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	2,244,277
5,265,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	5,162,735
2,025,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	1,843,744
6,455,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	5,879,456
12,020,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	9,411,007
2,775,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	3,205,792
427,000	Duke Energy Indiana, Inc., Sr. Deb., 6.120%, 10/15/2035	464,358
8,000,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	6,777,937

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 6,150,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	$ 6,062,634
5,885,000		Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	5,594,328
3,940,000		Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	3,777,728
15,600,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	13,608,294
5,950,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.250%, 7/12/2031	4,502,512
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.400%, 11/1/2024	525,153
7,100,000		Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	7,036,520
4,012,000		Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	3,602,324
2,385,000		Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	2,247,593
1,735,000		Exelon Corp., Sr. Unsecd. Note, 144A, 4.100%, 3/15/2052	1,503,569
3,220,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	2,811,272
6,043,000		Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	5,660,269
5,400,000		Gulf Power Co., Sr. Unsecd. Note, 4.550%, 10/1/2044	5,125,911
4,130,000		Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	3,684,445
8,040,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	7,487,985
4,970,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	4,786,525
5,000,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	4,131,138
2,685,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	2,369,156
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	270,811
7,805,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	6,522,963
2,955,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	2,883,413
3,150,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	2,743,880
15,495,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	14,386,178
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	1,597,632
9,945,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	9,604,841
3,805,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	3,300,598
		TOTAL	194,267,768
		Utility - Natural Gas—0.3%
2,930,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	2,911,326
4,420,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	3,618,383
2,870,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	2,666,211
6,320,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	6,389,478
7,490,000		Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	7,026,669
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,243,578
7,490,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	6,684,659
135,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	145,183
		TOTAL	30,685,487
		Utility - Natural Gas Distributor—0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	1,409,853
2,045,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	1,458,322
		TOTAL	2,868,175
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,217,696,126)	2,015,326,966
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.9%
		Agency Commercial Mortgage-Backed Securities—0.2%
6,100,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.727%, 11/25/2045	6,084,541
11,890,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.851%, 10/25/2048	11,466,205
		TOTAL	17,550,746
		Commercial Mortgage—0.7%
4,500,000	[3]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	4,469,526

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$ 8,800,000		Bank 2019-BN16, Class A4, 4.005%, 2/15/2052	$ 8,556,068
4,359,000		Bank, Class A5, 3.390%, 6/15/2060	4,144,348
8,890,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	8,554,694
29,700,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	29,103,009
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,420,001
4,100,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	3,895,321
14,400,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	13,606,380
3,342,000		Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,179,502
		TOTAL	77,928,849
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $101,079,310)	95,479,595
		ASSET-BACKED SECURITIES—0.2%
		Credit Card—0.2%
14,419,000	[3]	Master Credit Card Trust 2018-1A, Class A, 2.858% (1-month USLIBOR +0.490%), 7/21/2024	14,419,622
		Financial Institution - Finance Companies—0.0%
62,518		Countrywide Home Loan, Inc., Class 2A1, 6.000%, 2/25/2037	26,029
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $14,489,118)	14,445,651
		FOREIGN GOVERNMENTS/AGENCIES—0.1%
		Sovereign—0.1%
2,150,000		Poland, Government of, Sr. Unsecd. Note, 4.000%, 1/22/2024	2,145,610
4,000,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 2.900%, 10/22/2025	3,917,760
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $6,177,748)	6,063,370
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
304		Federal Home Loan Mortgage Corp., Pool C00879, 8.000%, 10/1/2029	327
73		Federal Home Loan Mortgage Corp., Pool C41497, 7.500%, 9/1/2030	79
116,812		Federal Home Loan Mortgage Corp., Pool G01989, 6.000%, 12/1/2035	125,070
12,579		Federal Home Loan Mortgage Corp., Pool G03381, 5.500%, 9/1/2037	13,309
320		Federal Home Loan Mortgage Corp., Pool G03927, 5.500%, 1/1/2038	340
130,696		Federal Home Loan Mortgage Corp., Pool G08451, 4.500%, 6/1/2041	133,664
3,881		Federal Home Loan Mortgage Corp., Pool G14615, 4.500%, 9/1/2026	3,901
4,353		Federal Home Loan Mortgage Corp., Pool G14801, 3.000%, 6/1/2028	4,241
4,451		Federal Home Loan Mortgage Corp., Pool G18521, 3.500%, 8/1/2029	4,400
3,874		Federal Home Loan Mortgage Corp., Pool ZI5305, 5.500%, 10/1/2036	4,099
43,750		Federal Home Loan Mortgage Corp., Pool ZI5333, 5.500%, 10/1/2036	46,124
239		Federal Home Loan Mortgage Corp., Pool ZK1227, 5.000%, 12/1/2022	239
6,415		Federal Home Loan Mortgage Corp., Pool ZK1547, 4.500%, 5/1/2024	6,421
5,130		Federal Home Loan Mortgage Corp., Pool ZS1273, 6.000%, 1/1/2037	5,511
911		Federal Home Loan Mortgage Corp., Pool ZS5598, 5.000%, 4/1/2023	912
		TOTAL	348,637
		Federal National Mortgage Association—0.0%
1,246		Federal National Mortgage Association, Pool 251286, 7.000%, 11/1/2027	1,316
2,636		Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	2,835
2,723		Federal National Mortgage Association, Pool 255225, 5.500%, 6/1/2034	2,862
23,686		Federal National Mortgage Association, Pool 255767, 5.500%, 6/1/2025	24,290
15,137		Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	16,227
9,678		Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	10,264
290		Federal National Mortgage Association, Pool 313458, 7.000%, 4/1/2027	303
200		Federal National Mortgage Association, Pool 349416, 7.500%, 8/1/2026	210

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 1,246	Federal National Mortgage Association, Pool 396031, 7.500%, 10/1/2027	$ 1,320
1,266	Federal National Mortgage Association, Pool 545137, 7.500%, 8/1/2031	1,371
338	Federal National Mortgage Association, Pool 555211, 7.000%, 8/1/2032	366
985	Federal National Mortgage Association, Pool 576245, 7.500%, 4/1/2031	1,078
67	Federal National Mortgage Association, Pool 577475, 7.500%, 4/1/2031	69
14,693	Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	15,743
61,691	Federal National Mortgage Association, Pool 725424, 5.500%, 4/1/2034	64,712
10,778	Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	11,324
34,501	Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	36,896
10,199	Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	10,750
1,032	Federal National Mortgage Association, Pool 866049, 5.500%, 3/1/2036	1,092
23,113	Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	24,375
2,626	Federal National Mortgage Association, Pool 885404, 6.000%, 6/1/2036	2,816
3,631	Federal National Mortgage Association, Pool 889187, 5.000%, 7/1/2033	3,695
11,062	Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	11,712
65,229	Federal National Mortgage Association, Pool 932639, 5.000%, 3/1/2040	67,746
20,261	Federal National Mortgage Association, Pool 934898, 4.500%, 7/1/2024	20,287
1,889	Federal National Mortgage Association, Pool 936523, 5.500%, 7/1/2037	2,000
19,129	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	19,863
4,400	Federal National Mortgage Association, Pool 979899, 5.500%, 5/1/2038	4,672
189,194	Federal National Mortgage Association, Pool AB1048, 4.500%, 5/1/2040	193,206
4,840	Federal National Mortgage Association, Pool AB2275, 4.500%, 2/1/2041	4,947
6,027	Federal National Mortgage Association, Pool AB4297, 3.500%, 1/1/2042	5,908
3,174	Federal National Mortgage Association, Pool AC1889, 4.000%, 9/1/2039	3,176
11,827	Federal National Mortgage Association, Pool AC3668, 4.500%, 10/1/2039	12,071
3,031	Federal National Mortgage Association, Pool AD7127, 4.500%, 7/1/2040	3,095
8,178	Federal National Mortgage Association, Pool AD7134, 5.000%, 7/1/2040	8,470
1,360	Federal National Mortgage Association, Pool AD7793, 4.500%, 7/1/2040	1,389
22,037	Federal National Mortgage Association, Pool AH5583, 4.500%, 2/1/2041	22,519
1,898	Federal National Mortgage Association, Pool AH9719, 4.500%, 4/1/2041	1,940
11,669	Federal National Mortgage Association, Pool AI0845, 4.000%, 12/1/2041	11,671
2,792	Federal National Mortgage Association, Pool AJ1441, 3.500%, 9/1/2026	2,761
20,899	Federal National Mortgage Association, Pool AL1948, 4.000%, 1/1/2042	20,900
8,697	Federal National Mortgage Association, Pool AO8179, 3.500%, 9/1/2042	8,462
2,626	Federal National Mortgage Association, Pool AS0765, 3.500%, 10/1/2028	2,596
7,813	Federal National Mortgage Association, Pool AS6131, 3.500%, 11/1/2045	7,572
5,423	Federal National Mortgage Association, Pool AT5900, 3.000%, 6/1/2043	5,137
12,602	Federal National Mortgage Association, Pool AX2484, 3.500%, 10/1/2044	12,234
11,319	Federal National Mortgage Association, Pool AY8424, 3.500%, 8/1/2045	10,974
109,411	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	113,307
255,132	Federal National Mortgage Association, Pool MA0562, 4.500%, 11/1/2040	260,630
6,151	Federal National Mortgage Association, Pool MA0585, 4.500%, 11/1/2040	6,286
238,696	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	238,657
3,631	Federal National Mortgage Association, Pool MA0821, 4.500%, 8/1/2041	3,710
4,263	Federal National Mortgage Association, Pool MA0907, 4.000%, 11/1/2041	4,263
16,808	Federal National Mortgage Association, Pool MA1236, 3.500%, 11/1/2042	16,353
	TOTAL	1,342,428
	Government National Mortgage Association—0.0%
503	Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	510
128	Government National Mortgage Association, Pool 1716, 7.000%, 5/20/2024	130

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$ 1,054	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	$ 1,101
1,153	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	1,210
2,250	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	2,354
2,785	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	2,873
3,289	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	3,444
1,223	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,292
280	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	299
164	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	173
4,264	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	4,531
2,179	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	2,322
2,576	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	2,750
17,645	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	18,425
11,500	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	12,009
3,725	Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	3,893
19,225	Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	20,108
20,376	Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	21,317
4,744	Government National Mortgage Association, Pool 345128, 6.500%, 1/15/2024	4,796
23,069	Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	23,610
8,631	Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	8,831
9,357	Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	9,816
18,385	Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	18,851
87	Government National Mortgage Association, Pool 366985, 4.500%, 6/15/2041	88
2,522	Government National Mortgage Association, Pool 373015, 8.000%, 6/15/2024	2,574
1,718	Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	1,790
106	Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	110
156	Government National Mortgage Association, Pool 443780, 7.000%, 12/15/2027	157
28	Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	30
477	Government National Mortgage Association, Pool 455319, 7.000%, 10/15/2027	500
35,060	Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	36,718
690	Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	725
174	Government National Mortgage Association, Pool 468225, 6.500%, 9/15/2028	180
67	Government National Mortgage Association, Pool 471672, 7.000%, 4/15/2028	70
146	Government National Mortgage Association, Pool 506476, 7.000%, 4/15/2029	155
5,324	Government National Mortgage Association, Pool 510559, 7.000%, 10/15/2029	5,494
2,413	Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	2,479
1,561	Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	1,659
119	Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	127
714	Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	734
2,140	Government National Mortgage Association, Pool 603010, 5.000%, 6/15/2033	2,189
7,737	Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	8,242
15,874	Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	16,877
18,825	Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	19,064
1,087	Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	1,163
10,437	Government National Mortgage Association, Pool 643816, 6.000%, 7/15/2025	10,652
227,083	Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	237,811
35,671	Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	37,490
65,596	Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	68,909
4,592	Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	4,841
5,485	Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	5,698
7,343	Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	7,724

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 6,940		Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	$ 6,790
2,032		Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	2,034
		TOTAL	647,719
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,305,787)	2,338,784
		MUNICIPAL BOND—0.0%
		Transportation Services—0.0%
390,000		Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $419,067)	411,316
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation REMIC—0.0%
39,213		Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $38,461)	40,285
		ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
2,286	[3]	FNMA ARM, 2.607%, 1/1/2033	2,338
		Government National Mortgage Association—0.0%
133	[3]	GNMA ARM, 1.750%, 10/20/2025	130
1,003	[3]	GNMA ARM, 3.000%, 5/20/2028	999
		TOTAL	1,129
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $3,528)	3,467
		PURCHASED CALL OPTION—0.0%
21,195,000	[5]	BANK OF AMERICA MERRILL LYNCH EUR CALL/USD PUT (CALL-Option), Exercise Price $1.0059, Expiration Date 9/14/2022 (IDENTIFIED COST $184,291)	184,290
		INVESTMENT COMPANIES—36.1%
1,643,546		Bank Loan Core Fund	14,709,734
27,529,032		Emerging Markets Core Fund	216,928,770
2,760,270		Federated Hermes Government Obligations Fund, Premier Shares, 2.16%[6]	2,760,270
332,125,089		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 2.25%[6]	332,025,451
54,415,366		High Yield Bond Core Fund	291,666,363
274,135,294		Mortgage Core Fund	2,401,425,179
47,729,819		Project and Trade Finance Core Fund	414,772,132
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,881,145,117)	3,674,287,899
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $10,660,873,493)	10,121,551,141
		OTHER ASSETS AND LIABILITIES - NET—0.5%[7]	47,380,324
		TOTAL NET ASSETS—100%	$10,168,931,465

At August 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[5]United States Treasury Notes 2-Year Long Futures	4,655	$969,767,426	December 2022	$(1,681,666)
[5]United States Treasury Notes 5-Year Long Futures	1,000	$110,781,250	September 2022	$(388,104)
[5]United States Treasury Notes 10-Year Long Futures	1,176	$137,481,750	December 2022	$(517,146)
Short Futures:
[5]United States Treasury Notes 5-Year Short Futures	841	$93,199,883	December 2022	$320,137
[5]United States Treasury Notes 10-Year Ultra Short Futures	3,610	$451,926,875	December 2022	$858,256
[5]United States Treasury Ultra Bond Short Futures	1,239	$185,230,500	December 2022	$(433,146)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,841,669)
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,252,207,557 and $1,012,711,476, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
10/11/2022	Credit Agricole CIB	16,067,077	AUD	$10,915,000	$85,313
10/11/2022	BNP Paribas SA	48,000,000	BRL	$8,645,625	$493,195
10/11/2022	Credit Agricole CIB	12,426,819	CAD	$9,600,000	$(140,691)
10/11/2022	Bank of America N.A.	4,657,976	EUR	$4,800,000	$(106,838)
10/11/2022	Morgan Stanley	14,735,680	GBP	$17,623,200	$(491,868)
10/11/2022	Bank of America N.A.	47,592,466	NOK	$4,800,000	$(7,682)
Contracts Sold:
10/11/2022	State Street Bank & Trust Co.	7,654,609	AUD	$5,457,500	$216,777
10/11/2022	Credit Agricole CIB	7,689,111	AUD	$5,457,500	$193,156
10/11/2022	BNP Paribas SA	24,000,000	BRL	$4,669,833	$100,423
10/11/2022	BNP Paribas SA	24,000,000	BRL	$4,645,518	$76,108
10/11/2022	Barclays Bank PLC Wholesale	12,328,608	CAD	$9,600,000	$215,450
10/11/2022	Bank of America N.A.	4,641,156	EUR	$4,800,000	$123,785
10/11/2022	State Street Bank & Trust Co.	14,735,680	GBP	$18,058,414	$927,082
10/11/2022	Morgan Stanley	46,000,394	NOK	$4,800,000	$167,995
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$1,852,205
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,022,524 and $1,285,791, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $63,707 and $107,292, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased call options held by the Fund throughout the period was $35,462. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2022, were as follows:
Affiliates	Value as of 11/30/2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2022	Shares Held as of 8/31/2022**	Dividend Income	Gain Distributions Received
Bank Loan Core Fund	$222,335,908	$6,098,899	$(199,957,805)	$(9,860,069)	$(3,907,200)	$14,709,734	1,643,546	$6,098,899	$—
Emerging Markets Core Fund	$554,168,691	$109,352,889	$(377,785,932)	$(14,806,810)	$(54,000,070)	$216,928,770	27,529,032	$18,612,890	$—
Federated Hermes Government Obligations Fund, Premier Shares*	$41,289,653	$3,093,549,275	$(3,132,078,658)	$—	$—	$2,760,270	2,760,270	$—	$—
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	$173,788,673	$4,105,418,919	$(3,946,692,117)	$(348,870)	$(141,154)	$332,025,451	332,125,089	$2,972,631	$15,367
High Yield Bond Core Fund	$1,088,106,476	$16,000,000	$(726,646,619)	$(55,588,984)	$(30,204,511)	$291,666,363	54,415,366	$28,527,481	$—
Mortgage Core Fund	$2,543,727,294	$925,000,000	$(771,919,139)	$(223,392,247)	$(71,990,729)	$2,401,425,179	274,135,294	$51,918,040	$—
Project and Trade Finance Core Fund	$508,452,940	$41,265,159	$(126,144,500)	$9,433,184	$(18,234,651)	$414,772,132	47,729,819	$14,265,160	$—
TOTAL OF AFFILIATED TRANSACTIONS	$5,131,869,635	$8,296,685,141	$(9,281,224,770)	$(294,563,796)	$(178,478,315)	$3,674,287,899	740,338,416	$122,395,101	$15,367

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
**	At August 31, 2022, the Fund Owned a majority of the outstanding shares of beneficial interest of each of Mortgage Core Fund and Project and Trade Finance Core Fund.

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of August 31, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$2,648,100	$2,760,270

3
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

5	Non-income-producing security.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2022.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$4,312,969,518	$—	$4,312,969,518
Corporate Bonds	—	2,015,309,974	16,992	2,015,326,966
Commercial Mortgage-Backed Securities	—	95,479,595	—	95,479,595
Asset-Backed Securities	—	14,445,651	—	14,445,651
Foreign Governments/Agencies	—	6,063,370	—	6,063,370
Mortgage-Backed Securities	—	2,338,784	—	2,338,784
Municipal Bond	—	411,316	—	411,316
Collateralized Mortgage Obligation	—	40,285	—	40,285
Adjustable Rate Mortgages	—	3,467	—	3,467
Purchased Call Option	—	184,290	—	184,290
Investment Companies[1]	3,259,515,767	—	—	3,674,287,899
TOTAL SECURITIES	$3,259,515,767	$6,447,246,250	$16,992	$10,121,551,141
Other Financial Instruments:[2]
Assets
Futures Contracts	$1,178,393	$—	$—	$1,178,393
Foreign Exchange Contracts	—	2,599,284	—	2,599,284
Liabilities
Futures Contracts	(3,020,062)	—	—	(3,020,062)
Foreign Exchange Contracts	—	(747,079)	—	(747,079)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(1,841,669)	$1,852,205	$—	$10,536

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $414,772,132 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statements of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
EUR	—Euro Currency
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
GBP	—British Pound
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NOK	—Norwegian Krone
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit